SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 17,402.8
Fair Value	19,018.0
Amount At Which Shown In The Balance Sheet	19,018.0
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,374.2
Fair Value	13,549.2
Amount At Which Shown In The Balance Sheet	13,549.2
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,641.1
Fair Value	2,667.1
Amount At Which Shown In The Balance Sheet	2,667.1
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,095.7
Fair Value	2,139.2
Amount At Which Shown In The Balance Sheet	2,139.2
Fixed maturities | Bonds | Foreign government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	14.2
Fair Value	14.2
Amount At Which Shown In The Balance Sheet	14.2
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	63.1
Fair Value	66.6
Amount At Which Shown In The Balance Sheet	66.6
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,750.8
Fair Value	2,770.1
Amount At Which Shown In The Balance Sheet	2,770.1
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,549.1
Fair Value	5,612.8
Amount At Which Shown In The Balance Sheet	5,612.8
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	260.2
Fair Value	279.2
Amount At Which Shown In The Balance Sheet	279.2
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,879.6
Fair Value	3,319.8
Amount At Which Shown In The Balance Sheet	3,319.8
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	95.0
Fair Value	143.3
Amount At Which Shown In The Balance Sheet	143.3
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	220.1
Fair Value	438.4
Amount At Which Shown In The Balance Sheet	438.4
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	974.1
Fair Value	1,910.6
Amount At Which Shown In The Balance Sheet	1,910.6
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	590.4
Fair Value	827.5
Amount At Which Shown In The Balance Sheet	827.5
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,149.0	[1]
Fair Value	2,149.0	[1]
Amount At Which Shown In The Balance Sheet	$ 2,149.0	[1]

[1]	Includes $5.7 million in treasury bills issued by the Australian government.